Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
4000001	2	[2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application					B	B	B
4000002	2
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
							B	B	B
4000003	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000004	2
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
							B	B	B
4000005	2
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
							B	B	B
4000006	3	[3] HUD-1 Missing [2] State - Missing Lock In Agreement		YES		TR Indeterminable	D	D	D
4000009	2
[2]   Initial TIL Missing
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
							B	B	B
4000010	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Incomplete
[2]   GFE Incomplete
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Junior / Subordinate Lien Disclosure
			Finance charges under disclosed by $157.24 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000011	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
							B	B	B
4000014	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							B	B	B
4000032	2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing MD Balloon Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
							B	B	B
4000033	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Finance charges under disclosed by $44.43 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. It appears the Credit Report fee paid to the broker in the amount of $44.48 was not included as a prepaid finance charge.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000034	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000035	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Cover Page / Social Security Disclosure
							B	B	B
4000036	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Description of Underwriting Criteria and Required Documentation	Finance charges under disclosed by $275.96 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000037	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
4000038	3	[3] Rescission Period under 3 days [2] Initial TIL Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] Initial GFE Missing	ROR executed by borrowers 9/XX/2004 with expiration of rescission period noted as 9/XX/2004, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000039	1						A	A	A
4000040	2
[2]   Initial TIL Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
							B	B	B
4000041	3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000042	2	[2] Initial GFE Missing [2] Affiliated Business Doc Missing [2] State - Missing Lock-In Agreement					B	B	B
4000043	2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
4000044	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage					B	B	B
4000045	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B	B	B
4000046	3
[3]   TIL Incomplete
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
			TIL incomplete due to missing date of borrowers signatures.	TESTED		TR Tested	B	B	B
4000047	2	[2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
4000048	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000049	3
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Application Disclosure
[2]   State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table
[2]   State - Missing Application of Payments Disclosure
			ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.  Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
						TILA SOL Expired	B	B	B
4000050	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000051	3
[3]   TIL Missing
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Application Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	B	B	B
4000052	2	[2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints					B	B	B
4000053	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000054	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	D	D	D
4000055	2	[2] State - Missing Right to Choose Insurance Provider					B	B	B
4000056	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000057	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] State - Missing Form REW-4 / Notice of State Tax Withholding					B	B	B
4000058	2	[2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000059	2
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000060	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure					B	B	B
4000061	2
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Amortization Information Disclosure
[2]   State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan
[2]   Initial TIL Missing
							B	B	B
4000062	3	[3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES		TR Indeterminable	D	D	D
4000063	3
[3]   HUD-1 Estimated
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			HUD in file is a signed estimated copy.	YES		TR Indeterminable	D	D	D
4000064	3
[3]   HUD-1 Incomplete
[2]   State - Missing Loan Commitiment
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial TIL Missing
			Final HUD not signed by the borrower or stamped by settlement agent.	YES		TR HUD Deficiency	C	C	C
4000065	3
[3]   State Late Charge Not Standard
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Late charge of 5% exceeds the max allowed of 2% in the State of XXX	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
4000066	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $46.58 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000067	2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure					B	B	B
4000068	2	[2] Initial TIL Missing					B	B	B
4000069	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000070	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   Initial TIL Missing
							B	B	B
4000071	2	[2] State - Missing Freedom to Choose Insurance Provider disclosure [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000072	2	[2] Affiliated Business Doc Missing					B	B	B
4000080	1						A	A	A
4000081	2
[2]   Affiliated Business Doc Missing
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Fair Credit Reporting Act Notice
							B	B	B
4000082	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000224	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] State - Missing Choice of Settlement Agent Disclosure
Final TIL incomplete due to missing borrower signature and page XX of XX.
Finance charges under disclosed by $305 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required	B	B	B
4000232	3	[3] ROR Missing [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000233	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial TIL Missing
							B	B	B
4000234	3
[3]   Rescission Period under 3 days
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			ROR executed by borrowers 12/XX/2007 with expiration of rescission period noted as 12/XX/2007. However, security instrument reflects a notary date of 12/XX/2007.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000235	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000236	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
4000237	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Material Change of Mortgage Loan Terms					B	B	B
4000238	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   HUD-1 Estimated
[2]   Affiliated Business Doc Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Finance charges under disclosed by $63.60 which exceeds the $35 tolerence for refinance transactions. TIL itemization did not disclose a courier fee of $75 as a prepaid finance charge.
HUD in file is a signed estimated copy.
				YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TR Indeterminable	D	D	D
4000239	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
4000240	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000241	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney/Insurance Preference Dislcosure
[2]   State - Missing Agency to Receive Borrower Complaints
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000242	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing
							B	B	B
4000243	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Net Tangible Benefit Worksheet
							B	B	B
4000244	1						A	A	A
4000245	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing					B	B	B
4000246	2	[2] Initial TIL Missing					B	B	B
4000247	2	[2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] Initial TIL Missing					B	B	B
4000248	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Dower / Homestead Waiver Rider to Mortgage
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $120.40 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000249	3	[3] Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 7/XX/2011 (funding date) or 9/XX/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 8/XX/2011.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000250	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000251	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Credit Score Disclosure Not Present
ROR executed by borrowers 02/XX/2006 with expiration of rescission period noted as 02/XX/2006. HUD reflects a funding date of 02/XX/2006, equal to the signing date, and 14 days of interest was collected which coincides with a 02/XX/2006 funding date.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000252	3	[3] TIL Incomplete [2] Initial GFE Missing	Final TIL incomplete due to poor imaging resulting in illegible APR, finance charges, amount financed and total payments figures.	NO		TNR Testing Not Required	B	B	B
4000253	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing					B	B	B
4000254	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice					B	B	B
4000255	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000256	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000257	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing					B	B	B
4000258	1						A	A	A
4000259	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $134.89, exceeding the max allowable tolerance of $35. No TIL Itemization in file.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000260	1						A	A	A
4000261	1						A	A	A
4000262	2	[2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000263	1						A	A	A
4000264	1						A	A	A
4000265	1						A	A	A
4000266	2	[2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing					B	B	B
4000267	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $585.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000268	1						A	A	A
4000269	1						A	A	A
4000270	3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000271	1						A	A	A
4000272	1						A	A	A
4000273	1						A	A	A
4000274	1						A	A	A
4000275	1						A	A	A
4000276	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000277	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000278	3	[3] TIL Missing		YES		TR TIL Deficiency	B	B	B
4000279	1						A	A	A
4000280	1						A	A	A
4000281	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000282	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclosre
[2]   State - Missing Mortgage Originator Disclosure
[2]   State - Missing Additional Open-End Credit Account Disclosures
[2]   State - Missing Conventional Loan Disclosures
							B	B	B
4000283	3
[3]   Rescission Period under 3 days
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Rate Lock Disclosure

No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 6/25/2010; Adjusted Origination disclosed as $100.70 increased at closing to $101.23.  This is due to the fact that GFE2 dated 7/14/2010 reflects an undocumented increase in Charge for interest rate from ($4566.35) to ($4565.82) therefore an undocumented increase in Adjusted Origination charges from $100.70 to $101.23.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 6/25/2010 of ($4566.35) but final HUD discloses a credit of ($4565.82).  This is due to the fact that GFE2 dated 7/14/2010 reflects an undocumented increase in Charge for interest rate from ($4566.35) to ($4565.82) therefore an undocumented increase in Adjusted Origination charges from $100.70 to $101.23.
ROR executed by borrowers 7/XX/2010 with expiration of rescission period noted as 7/XX/2010, only providing borrower with 2 day rescission period.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000284	2	[2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)					B	B	B
4000286	2	[2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000287	2	[2] Credit Score Disclosure Not Present					B	B	B
4000288	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
4000289	2	[2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000290	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure					B	B	B
4000291	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000292	1						A	A	A
4000293	2	[2] State - Missing Mortgage Originator Dislcosure					B	B	B
4000294	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000295	3
[3]   State Grace Period Below Minimum
[2]   Affiliated Business Doc Missing
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
			Grace period of 9 days is below the minimum of 10 days per the state of XXX			Late Charge	C	C	C
4000296	3	[3] ROR Missing [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000297	3
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Appraisal Notice
[2]   State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
4000298	3
[3]   State Late Charge Not Standard
[3]   State Grace Period Below Minimum
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			Grace period of 10 days is below the minimum of 15 days per the state of XXX Late charge fee of 6% exceeds the max allowed of 5% for the state of XXX			Late Charge	C	C	C
4000299	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000301	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing

APR under disclosed by 2.2599 which exceeds the .125 tolerance.
Finance charges under disclosed by $124,806.54 which exceeds the $35 tolerance for refinance transactions.  Unable to determine under disclosure due to missing TIL itemization of amount financed.
ROR executed by borrowers 03/XX/2009 with expiration of rescission period noted as 03/XX/2009. HUD does not reflect a funding date and no interest was collected which makes the funding date 30 days prior to the 1st payment date of 4/XX/2009.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						TILA SOL Expired	B	B	B
4000302	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
							B	B	B
4000303	2
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Adjustable Rate Loan Without Prepayment Penalty
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   Initial TIL Missing
							B	B	B
4000304	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing					B	B	B
4000305	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice For High Loan to Value Mortgages
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Notice to Consumer / UCCC Addendum
[2]   State - Missing Loan Broker Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000306	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.5849 which exceeds the .125 tolerance.
Finance charges under disclosed by $57,044.92 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption for on-time payments.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TILA SOL Expired	B	B	B
4000307	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
4000308	3	[3] ROR Missing [3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL incomplete due to the top portion of the page is cut off.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Tested	B	B	B
4000309	3
[3]   TIL Incomplete
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Final TIL signed at closing; however, reflects estimated APR, Finance Charge, and Total Payment figures.	NO		TNR Testing Not Required	D	D	D
4000310	3	[3] Incomplete File		UTD		Indeterminable	D	D	D
4000311	3	[3] TIL Incomplete [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.	TESTED		TR Tested	B	B	B
4000312	2	[2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure					B	B	B
4000313	3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor	Final TIL incomplete due to missing date and page XX of XX.	NO		TNR Testing Not Required	B	B	B
4000314	3
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest rate Lock/Float Disclosure
[2]   State - Missing Consumer Finance Licensee Statement of Loan Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing  Late Charge Notice
[2]   State - Missing Escrow Agent Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		TNR Testing Not Required	B	B	B
4000316	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Finance charges under disclosed by $364.29 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000321	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $348.54 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000322	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					A	A	A
4000323	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
							B	B	B
4000327	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
4000329	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   State - Missing or Incomplete Variable Rate Disclosure
							B	B	B
4000331	2
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							B	B	B
4000333	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
4000334	1						A	A	A
4000335	2	[2] State - Missing Application Disclosure					B	B	B
4000336	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
							B	B	B
4000337	3
[3]   ROR Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Waiver of Right to Participate in Class Action Addendum to Note
[2]   Initial GFE Missing
[2]   Initial TIL Missing

Final TIL incomplete due not being signed or dated by the borrower.
Finance charges under disclosed by $1556 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				TESTED
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR Tested	B	B	B
4000338	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000339	2	[2] Initial TIL Missing					B	B	B
4000340	3	[3] HUD-1 Incomplete [3] Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program [2] State - Missing Commitment Letter
Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, all fees were able to be captured from the HUD.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file.
				YES		TR HUD Deficiency	C	C	C
4000341	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Broker Compensation Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $175.00 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an Pick-up fee of $175 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000342	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing					B	B	B
4000343	2	[2] State - Missing Rate Lock					B	B	B
4000344	1						A	A	A
4000345	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000346	3
[3]   HUD-1 Estimated
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Estimated HUD in file is executed by the borrower and certified by the settlement agent.
ROR executed by borrowers 12/XX/2007 with expiration of rescission period noted as 12/XX/2007. HUD reflects a funding date of 12/XX/2007, equal to the rescission period expiration date, and 11 days of interest was collected which coincides with a 12/XX/2007 funding date.
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
4000347	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] Initial TIL Missing					B	B	B
4000348	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure					B	B	B
4000349	3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		TR Indeterminable	D	D	D
4000350	2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000351	3	[3] TIL Incomplete	Final TIL incomplete due to missing borrower signature, date and page XX of XX.	TESTED		TR Tested	B	B	B
4000352	2	[2] Affiliated Business Doc Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Stated Income Disclosure					B	B	B
4000353	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit					B	B	B
4000354	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Agent's Certification as to the Validity of Power of Attorney and Agent's Authority
[2]   State - Missing Form REW-4 / Notice of State Tax Withholding
[2]   State - Missing Notice of Borrower's Right to Select Title Attorney
[2]   Initial GFE Missing
							B	B	B
4000355	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B	B
4000356	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE

Finance charges under disclosed by $328.43 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the processing fee of $300 or the closing protection letter fee of $35 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000357	2	[2] State - Missing Pre-Application Dislcosure					B	B	B
4000358	2	[2] Affiliated Business Doc Missing					B	B	B
4000359	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
4000360	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
							B	B	B
4000361	3
[3]   ROR Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B	B
4000363	2
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
							B	B	B
4000379	3
[3]   TIL Missing
[3]   Note Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
				YES		TR TIL Deficiency	B	B	B
4000380	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] TILA Designation: ATR Exempt
Homeownership Counseling Organizations disclosure in file does not list 10 counseling agencies as specified under the CFPB's Interpretive Final Rule.  While the CFPB issued a bulletin in Nov 2013 providing for a 6-month grace period to allow for system implementation where creditors electing to comply with the notice of housing counselors using option 2 (generate and provide own list) can list the CFPB website in lieu of the list of 10 counseling agencies, the application for this transaction was received on or after 7/1/14 which is well after the 6-month temporary system implementation period provided by the CFPB and should therefore comply with the requirement to provide a full written list of ten counseling agencies.
							B	B	B
4000381	1						A	A	A
4000382	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Application Disclosure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   ECOA Appraisal Disclosure provided within 3 business days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
			Initial GFE dated 02/25/2015 is not within 3 days of application 02/XX/2015. Initial TIL dated 02/25/2015 is not within 3 days of application 02/XX/2015. Loan is originated and closed by XXX				B	B	B